Retirement Benefits - Movements in Defined Benefit Obligation (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of net defined benefit liability (asset) [Line Items]
Past service cost	¥ (7,175)	¥ 28,023
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Past service cost	¥ (7,175)	¥ 28,023